Subsequent Events (Amendment to Forbearance Aggreement) (Details) - Choose Digital Inc. - USD ($) $ in Thousands	May 18, 2016	Jan. 29, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 24, 2015	May 12, 2016	Mar. 31, 2016	Jun. 24, 2014
Subsequent Event [Line Items]
Period for average closing price									5 days
Contingent consideration liability									$ 4,792			$ 2,570
Other payments to acquire businesses			$ 517	$ 521	$ 524	$ 528	$ 532	$ 668
Contingent consideration including interest											$ 1,754
Subsequent Event
Subsequent Event [Line Items]
Other payments to acquire businesses							$ 532	$ 668
Contingent consideration including interest										$ 1,754
Contingent consideration liability, monthly payment										$ 100
Stated interest rate										9.00%
Contingent consideration, shares pledged as collateral										100,000
Subsequent Event | Forecast
Subsequent Event [Line Items]
Other payments to acquire businesses	$ 300	$ 1,754	$ 517	$ 521	$ 524	$ 528